Bank Borrowings	12 Months Ended
Dec. 31, 2014
Bank Borrowings [Abstract]
Bank Borrowings
23.	Bank Borrowings

The below table presents the short-term and long-term bank borrowing interest rates and the amount borrowed as of December 31, 2014 and 2013. All the short-term bank borrowings were borrowed by Yanyu, which is divested in October 2014.

Bank Name	Annual Interest Rate	Terms		As of December 31, 2014	As of December 31, 2013
BMO Harris	3.250%	2013-1-31	2014-1-31	$-	$164,702
China Merchants Bank	7.200%	2012-8-31	2014-2-15	-	1,145,250
China Merchants Bank	6.844%	2013-3-16	2014-2-15	-	818,036
Industrial and Commercial Bank of China	2.8%	2013-9-25	2014-3-25	-	1,636,072
Bank of Hangzhou	6.844%	2013-4-1	2014-3-30	-	654,429
Industrial and Commercial Bank of China	5.6%	2013-6-25	2014-6-24	-	1,636,072
Total short-term bank borrowings				$-	$6,054,561
ICICI BANK LTD. (Scorpio)	11.990%	2012-5-1	2016-4-30	3,653	6,212
ICICI BANK LTD. (Vento)	12.250%	2012-1-15	2014-11-15	-	3,791
Total long-term bank borrowings				$3,653	$10,003